PROVISIONS - Roll forward - Tabular disclosure (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Beginning Balance	$ 1,102,671	$ 1,083,283	$ 1,227,171
Provisions made during the year	424,697	494,198	633,693
Provisions used during the year	(228,995)	(174,042)	(389,696)
Provisions reversed during the year	(299,250)	(310,952)	(368,840)
Effect of movements in exchange rates	(8,732)	10,184	(19,045)
Reclassification MFG operation	(960)
Discontinued operations	166
Ending Balance	989,597	1,102,671	1,083,283
Legal proceedings provision [member]
Disclosure of other provisions [line items]
Beginning Balance	192,526	217,689	229,193
Provisions made during the year	120,242	202,964	298,719
Provisions used during the year	(33,754)	(38,897)	(51,160)
Provisions reversed during the year	(123,333)	(189,486)	(258,421)
Effect of movements in exchange rates	(303)	256	(642)
Ending Balance	155,378	192,526	217,689
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Beginning Balance	910,145	865,594	997,978
Provisions made during the year	304,455	291,234	334,974
Provisions used during the year	(195,241)	(135,145)	(338,536)
Provisions reversed during the year	(175,917)	(121,466)	(110,419)
Effect of movements in exchange rates	(8,429)	9,928	(18,403)
Reclassification MFG operation	(960)
Discontinued operations	166
Ending Balance	$ 834,219	$ 910,145	$ 865,594